Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 10,556,000	$ 12,384,000
Loans acquired with deteriorated credit quality	1,069,000	1,246,000
Collectively evaluated for impairment	465,604,000	444,699,000
Total Loans	477,229,000	458,329,000
Beginning balance,	5,458,000	5,616,000	5,453,000
Charge Offs	(2,437,000)	(1,846,000)	(866,000)
Recoveries	31,000	113,000	29,000
Provision for loan losses	2,450,000	1,575,000	1,000,000
Ending balance,	5,502,000	5,458,000	5,616,000
Ending balance individually evaluated for impairment	9,000	1,231,000
Ending balance collectively evaluated for impairment	5,493,000	4,227,000
Gross Realized Gains on Loans	270,000	241,000
Gross Realized Losses on Loans	0	21,000
Proceeds from Sale of Residential Mortgage Loans	7,200,000	8,900,000	12,800,000
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans acquired with deteriorated credit quality	270,000	343,000
Collectively evaluated for impairment	149,773,000	147,805,000
Total Loans	150,043,000	148,148,000
Beginning balance,	1,257,000	1,167,000
Charge Offs	(541,000)	(482,000)
Recoveries	7,000	44,000
Provision for loan losses	1,074,000	528,000
Ending balance,	1,797,000	1,257,000
Ending balance collectively evaluated for impairment	1,797,000	1,257,000
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	10,246,000	11,786,000
Loans acquired with deteriorated credit quality	799,000	903,000
Collectively evaluated for impairment	263,439,000	249,787,000
Total Loans	274,484,000	262,476,000
Beginning balance,	3,838,000	3,976,000
Charge Offs	(1,632,000)	(1,253,000)
Recoveries		7,000
Provision for loan losses	977,000	1,108,000
Ending balance,	3,183,000	3,838,000
Ending balance individually evaluated for impairment	9,000	1,231,000
Ending balance collectively evaluated for impairment	3,174,000	2,607,000
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	13,435,000	11,087,000
Total Loans	13,435,000	11,087,000
Beginning balance,	72,000	110,000
Charge Offs	(181,000)
Provision for loan losses	228,000	(38,000)
Ending balance,	119,000	72,000
Ending balance collectively evaluated for impairment	119,000	72,000
Total Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Charge Offs	(2,354,000)	(1,735,000)	(699,000)
Recoveries	7,000	51,000	2,000
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	310,000	598,000
Collectively evaluated for impairment	24,803,000	22,086,000
Total Loans	25,113,000	22,684,000
Beginning balance,	147,000	171,000
Charge Offs	(24,000)	(2,000)	(85,000)
Recoveries		5,000
Provision for loan losses	100,000	(27,000)
Ending balance,	223,000	147,000	171,000
Ending balance collectively evaluated for impairment	223,000	147,000
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Collectively evaluated for impairment	14,154,000	13,934,000
Total Loans	14,154,000	13,934,000
Beginning balance,	144,000	192,000
Charge Offs	(59,000)	(109,000)	(82,000)
Recoveries	24,000	57,000	27,000
Provision for loan losses	71,000	4,000
Ending balance,	180,000	144,000	192,000
Ending balance collectively evaluated for impairment	$ 180,000	$ 144,000